Capital Stock Activity (Details Textual) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended					12 Months Ended						1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended																									12 Months Ended				12 Months Ended				12 Months Ended
	Feb. 28, 2013	Jun. 30, 2012	Feb. 29, 2012	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 19, 2013	Feb. 28, 2012	Dec. 31, 2010	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2012 Consultant [Member]	Feb. 28, 2013 Worden [Member]	Mar. 31, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Dec. 31, 2012 Worden [Member] Subsequent Event [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Mar. 31, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] First Tranche [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] Second Tranche [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member]	Mar. 31, 2013 Midcap Financial Llc [Member] Subsequent Event [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member] First Tranche [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member] Second Tranche [Member]	Feb. 28, 2013 Jmj Note [Member]	Feb. 19, 2013 Jmj Note [Member]	Dec. 31, 2012 Jmj Note [Member] Subsequent Event [Member]	Feb. 28, 2013 Burrill Securities Llc [Member]	Feb. 19, 2013 Burrill Securities Llc [Member]	Dec. 31, 2012 Burrill Securities Llc [Member] Subsequent Event [Member]	Apr. 30, 2011 Jorden [Member] Criteria One [Member]	Apr. 30, 2011 Jorden [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 19, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria Two [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria Two [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 18, 2013 Lincoln Park [Member]	Mar. 31, 2013 Lincoln Park [Member] Subsequent Event [Member]	Dec. 31, 2012 Lincoln Park [Member] Subsequent Event [Member]	Mar. 31, 2013 Acquisition Of Aldagen [Member]	Dec. 31, 2012 Acquisition Of Aldagen [Member]	Jul. 31, 2012 Aldagen [Member]	Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series A and Series B Preferred Stock [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Feb. 28, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Feb. 29, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Feb. 28, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Feb. 29, 2012 Series D Convertible Preferred Stock [Member]	Oct. 31, 2011 Series D Convertible Preferred Stock [Member]	Jul. 31, 2011 Series D Convertible Preferred Stock [Member]	Apr. 30, 2011 Series D Convertible Preferred Stock [Member]	Jan. 30, 2011 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Feb. 28, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Convertible Preferred Stock [Member]	Feb. 29, 2012 Series and Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Minimum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2011 Minimum [Member] Long Term Incentive Plan [Member]	Feb. 28, 2013 Minimum [Member] Worden [Member]	Dec. 31, 2012 Maximum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2011 Maximum [Member] Long Term Incentive Plan [Member]	Feb. 28, 2013 Maximum [Member] Worden [Member]	Mar. 31, 2013 Fitch Coleman Warrants [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member]	Mar. 31, 2013 Fitch Coleman Warrants [Member] Group A Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group A Category [Member]	Mar. 31, 2013 Fitch Coleman Warrants [Member] Group B Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group B Category [Member]	Mar. 31, 2013 Fitch Coleman Warrants [Member] Group C Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group C Category [Member]	Mar. 31, 2013 August 2009 Warrants [Member]		Dec. 31, 2012 August 2009 Warrants [Member]		Dec. 31, 2011 August 2009 Warrants [Member]	Mar. 31, 2013 April 2010 Warrant [Member]	Dec. 31, 2012 Guarantor 2010 Warrants [Member]	Dec. 31, 2011 Guarantor 2010 Warrants [Member]	Mar. 31, 2013 October 2010 Warrants [Member]		Dec. 31, 2012 October 2010 Warrants [Member]		Dec. 31, 2011 October 2010 Warrants [Member]	Mar. 31, 2013 Guarantor 2011 Warrants [Member]		Dec. 31, 2012 Guarantor 2011 Warrants [Member]		Dec. 31, 2011 Guarantor 2011 Warrants [Member]	Dec. 31, 2012 February 2012 Inducement Warrants [Member]	Mar. 31, 2013 February 2012 Inducement Warrants [Member]		Dec. 31, 2011 February 2012 Inducement Warrants [Member]	Dec. 31, 2012 Other Warrants [Member]	Mar. 31, 2013 Other Warrants [Member]		Dec. 31, 2011 Other Warrants [Member]	Dec. 31, 2012 February 2012 Aldagen Warrants [Member]	Mar. 31, 2013 February 2012 Aldagen Warrants [Member]		Dec. 31, 2011 February 2012 Aldagen Warrants [Member]	Dec. 31, 2012 August 2008 Warrants [Member]	Dec. 31, 2011 August 2008 Warrants [Member]	Mar. 31, 2013 August 2010 Warrants [Member]	Dec. 31, 2012 August 2010 Warrants [Member]	Mar. 31, 2013 February 2013 PA Warrants [Member]		Feb. 28, 2013 February 2013 PA Warrants [Member]	Dec. 31, 2012 February 2013 PA Warrants [Member]		Mar. 31, 2013 February 2013 Worden Warrants [Member]		Feb. 28, 2013 February 2013 Worden Warrants [Member]	Dec. 31, 2012 February 2013 Worden Warrants [Member]		Mar. 31, 2013 February 2013 Subordination Warrants (Member)		Feb. 28, 2013 February 2013 Subordination Warrants (Member)	Dec. 31, 2012 February 2013 Subordination Warrants (Member)		Mar. 31, 2013 February 2013 MidCap Warrants (Member)		Feb. 28, 2013 February 2013 MidCap Warrants (Member)	Dec. 31, 2012 February 2013 MidCap Warrants (Member)		Mar. 31, 2013 February 2013 RDO Warrants [Member]		Feb. 28, 2013 February 2013 RDO Warrants [Member]	Dec. 31, 2012 February 2013 RDO Warrants [Member]
Class Of Warrant Or Right Remaining Exercise Term																																																																																							7 years 6 months
Class Of Warrant Or Right Outstanding		5,288,256																																																																																						325,000	325,000	325,000	325,000	325,000	325,000	1,070,916	[1]	1,070,916	[1]	1,489,884		0	1,333,334	1,488,839	[2]	1,488,839	[2]	1,863,839	916,665	[3]	916,665	[3]	2,500,000	1,180,547 [4]	1,180,547	[4]	0	200,000 [5]	200,000	[5]	360,149	2,115,596 [6]	2,115,596	[6]	0	0	1,000,007			136,364	[7]		0	[7]	250,000	[8]		0	[8]	800,000	[9]		0	[9]	1,079,137	[10]		0	[10]	6,363,638	[11]		0	[11]
Class of Warrant or Right, Exercise Price of Warrants or Rights		1.42							1.42										0.7	0.70		0.7			0.70	0.70											0.70	0.70							0.70																																											1.25	1.25	1.5	1.50	1.75	1.75	0.51		0.51			0.54	0.54		0.60		0.60			0.50		0.50			1.42	1.42			1.50				1.42	1.42					0.50	0.54			0.66					0.70					0.70					0.70					0.75
Class Of Warrant Or Right Exercise Description																																																																																																																								(i) commencing on the issuance date, for up to 30% of the total shares of the Company's common stock exercisable under the Replacement Warrants, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the shares under the Replacement Warrants. The Replacement Warrants contain exercise price adjustments, cashless exercise and other provisions customary to instruments of this nature.
Class Of Warrant Or Righst Expiry Date			Dec. 31, 2014																																																																																																													Dec. 31, 2014				Feb. 24, 2014				Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						39,497,770	27,441,220					2,078,393	0																																														0	7,460,339
Entire Outstanding Warrants Callup Condition Based On Minimum Trading Price																																																																																									$ 4		$ 5		$ 6
Shares Issued During Period In Lieu Of Dividends						76,461	714,126																																																																	156,833	207,189	207,189	142,915
Stock Issued During Period On Private Offering						4,231,192	984,850
Sale of Stock, Price Per Share						$ 1.18	$ 0.33																																														$ 1.00
Proceeds from Issuance of Private Placement	$ 5,000,000					$ 471,250					$ 5,000,000		$ 0																																									$ 5,000,000	$ 5,000,000			$ 0
Convertible Preferred Stock, Shares Issued Upon Conversion																																																										13,399,986	7,460,350	34,153
Stock Issued During Period On Inducement To Remaining Shareholders						330,000																																																					330,000
Stock Issued During Period, Shares, Acquisitions																																																										135,398			207,000
Class Of Warrant Or Right Issued		1,180,547
Percentage Of Warrant Vest On Issuance		30.00%
Percentage Of Warrant Vest On Milestones Acheivement		70.00%
Percentage Of Warrants Vested One			30.00%
Percentage Of Warrants Vested Two			70.00%
Class Of Warrant Or Right Exercise Term																10 years																																																																						7 years 6 months
Value Of Warrant Exercise Agreements			2,800,000
Incremental Common Shares Attributable to Conversion of Preferred Stock						13,539,816
Preferred Stock, Redemption Amount						170,000
Common stock stated value per share					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized					160,000,000	160,000,000	160,000,000
Convertible preferred stock, par value																																																											$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001						$ 0.0001	$ 1,000	$ 0.0001
Convertible preferred stock, authorized							72,115,750			71,003,133																																																	2,000,000	2,000,000			5,000,000	5,000,000	5,000,000		5,000,000	5,000,000	5,000,000	1,000						2,000,000		2,000,000
Preferred Stock, Liquidation Preference Per Share																																																																$ 1.00				$ 1.00		$ 10,000
Preferred Stock, Dividend Rate, Percentage																																																														8.00%				8.00%				6.00%	10.00%
Preferred Stock, Conversion Basis																																																														Each share of Series A stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company's Common stock, but in no case shall this price be less than $3.00 per share.				Each share of Series B stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company's Common stock, but in no case shall this price be less than $3.00 per share.					The Series D stock also provided that with limited exceptions as discussed below, in no event would the Company effect any conversion of the Series D stock and the holder of the Series D stock would not have the right to convert the Series D stock, to the extent that such conversion would result in beneficial ownership by the holder of the Series D stock and its affiliates in excess of 9.99% of the then outstanding shares of Common stock (after taking into account the shares to be issued to the holder upon such conversion). The Series D stock holder could decrease the foregoing threshold upon 61 days' notice of such decrease to us. The Series D stock was not listed on any securities exchange or automated quotation system.
Preferred Stock, Redemption Terms																																																														The Company may redeem Series A stock for cash at a price per share equal to 104% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.				The Company may redeem Series B stock for cash at a price per share equal to 103% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.
Convertible Preferred Stock Redeemable Percentage																																																														104.00%				103.00%					100.00%
Preferred Stock, Increased Dividend Rate Percentage																																																																						8.00%
Preferred Stock Shares, Designated																																																																													2,000,000
Preferred Stock, Conversion Price																																																																							$ 0.4392
Preferred Stock, Dividend Payment Terms																																																																							The Series D stock earned cumulative dividends at the rate of 10% per annum, payable quarterly in cash in arrears on January 15, April 15, July 15 and October 15, beginning on July 15, 2010, or, in the Company's sole discretion, in shares of Common stock valued at the 5-day volume weighted average price ending 3 days immediately preceding the dividend due date, but in no case at a price less than $0.40 per share.
Options granted (Number of shares)				250,000	303,000									2,271,500	1,000,500
Exercise Price Of Options																																																																																$ 0.72	$ 0.35		$ 2.28	$ 0.80
Share Based Compensation Arrangement By Share Based Payment Award Stock Options and Compensatory Warrants Forfeited In Period					7,001	804,649	112,482
Accrued dividends on preferred stock						0	346,236																																																																								37,000
Debt Instrument, Interest Rate, Stated Percentage						4.00%							12.00%
Class Of Warrant Or Right Expired						415,335
Additional Warrants Adjustments Due To Antidilutive Provisions																																																																																														420,896				420,896
Stock Issued During Period, Value, New Issues																																																		15,000,000		15,000,000
Shares Issuable Under Purchase Agreements																																																	150,000	150,000			150,000
Increase In Shares Issuable Under Purchase Agreements																																																	200,000	200,000			200,000
Sale of Stock, Price Per Share																																																			$ 1.00
Stock Issued During Period Share Purchase Agreement																																																	375,000	375,000			375,000
Stock Issued During Period Additonal Shares Issued Under Purcahse Agreement	375,000
Share Price								$ 0.55			$ 0.55
Investment Warrants, Exercise Price																																																																																																																$ 1.42								$ 1.42
Placement Fee																																350,000		350,000
Placement Fee Reimbursement																																52,000
Warrant Exercise Price Percentage																																120.00%		120.00%
Term Loan Commitments																						7,500,000			7,500,000
Conditions For Obtaining Second Tranche Receipts Creteria 2																						(ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the "Capital Raise Event").
Conditions For Obtaining Second Tranche Receipts Creteria 1																						(i) if the Company achieves certain performance milestones for 2013.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								6,363,637											250,000	250,000		1,079,137			1,079,137	1,079,137							136,364				533,334	266,666							266,666
Debt Instrument Descirption Of Floor Price					LIBOR floor of 3																	LIBOR floor of 3%.
Term Loan Fee Payable Percentage Year One					5.00%																	5.00%			5.00%
Term Loan Fee Payable Percentage Year Two					3.00%																	3.00%			3.00%
Term Loan Fee Payable Percentage Thereafter					1.00%																	1.00%			1.00%
Royalty Expense																	5,000,000	500,000		500,000
Future Annaul Royalty Limitation																																																																																		600,000			625,000
Warrants Exercisable																																					500,000	250,000							250,000
Warrants Exercised Upon Default In Payment Of Note On The Fourth Anniversary																																			57,143					133,333	266,667	133,333				133,333	133,333
Guarantor Obligations, Current Carrying Value																																						1,400,000
Warrants Exercised Upon Default In Payment Of Note On The Fifth Anniversary																																				57,143	107,143						133,333	266,667				133,333
Note payable					6,045,208	2,100,000	2,100,000						1,200,000																	100,000									2,100,000
Long-term Debt, Gross																														750,000	750,000
Condition For Accelerated Purchase By Accredited Investor, Minimum Share Price																																																	0.45	0.45			0.45
Shares Issued In Private Placement Maximum Percentage																																																	9.99%	9.99%
Debt Instrument Remitted Payment																													370,000		370,000
Debt Instrument, Description of Variable Rate Basis																						(LIBOR) plus 8.0%.			(LIBOR) plus 8.0
Proceeds From Term Loan Commitments																					4,500,000		4,500,000	3,000,000			4,500,000	3,000,000
Stock Issued During Period Shares Investors	9,090,910										9,090,910
Release Of Stock Held In Escrow Account																																																								$ 139,830	$ 139,830

[1]	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[2]	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[3]	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.
[4]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[5]	These warrants were issued to a consultant in exchange for services provided. They are voluntarily exercisable, have an exercise price of $1.50 per share, and expire on February 24, 2014. There is no call provision associated with these warrants.
[6]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[7]	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.
[8]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.
[9]	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).
[10]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.
[11]	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.